Document and Entity Information	Oct. 05, 2021
Cover [Abstract]
Entity Registrant Name	Lonestar Resources US Inc.
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001661920
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 05, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-37670
Entity Tax Identification Number	81-0874035
Entity Address, Address Line One	16285 Park Ten Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77084
City Area Code	(713)
Local Phone Number	722-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value
Trading Symbol	LONE
Entity Emerging Growth Company	false